COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Commitments made under take-or-pay obligations are as follows:

Years ending June 30	2016	2017	2018	2019	2020	Thereafter
Purchase obligations	$586	$280	$169	$132	$110	$230

Such amounts represent future purchases in line with expected usage to obtain favorable pricing. This includes purchase commitments related to service contracts for information technology, human resources management and facilities management activities that have been outsourced to third-party suppliers. Due to the proprietary nature of many of our materials and processes, certain supply contracts contain penalty provisions for early termination. We do not expect to incur penalty payments under these provisions that would materially affect our financial position, results of operations or cash flows.
We also lease certain property and equipment for varying periods. Future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, are as follows:

Years ending June 30	2016	2017	2018	2019	2020	Thereafter
Operating leases	$249	$225	$210	$194	$177	$562